Employee Benefit Plans - Reconciliation of the Beginning and Ending Balances of the Projected Benefit Obligation and the Fair Value of Plan Assets and the Accumulated Benefit Obligation (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in Projected Benefit Obligation
Projected Benefit Obligation at the Beginning of the Year	$ 140,609	$ 192,973
Service cost	1,440	2,669	$ 2,936
Interest cost	7,134	4,988	4,241
Actuarial Loss (Gain)	4,918	(46,617)
Lump Sum Window Payments /Annuity Purchase Payments	(4,546)	(7,312)
Benefits Paid	(6,249)	(6,092)
Projected Benefit Obligation at the End of the Year	143,306	140,609	192,973
Accumulated Benefit Obligation at the End of the Year	131,758	129,927
Change in Plan Assets
Fair Value of Plan Assets at the Beginning of the Year	165,320	210,204
Actual Return on Plan Assets	19,315	(31,480)
Benefits Paid	(6,249)	(6,092)
Fair Value of Plan Assets at End of Year	173,840	165,320	$ 210,204
Net Amount Recognized
Funded Status	30,534	24,710
Unrecognized Actuarial Net Loss	32,548	38,530
Net Amount Recognized	$ 63,082	$ 63,240
Weighted-Average Assumptions at the End of the Year
Discount Rate	5.07%	5.25%
Rate of Compensation Increase	3.50%	3.50%
Prior to Age 40 [Member]
Weighted-Average Assumptions at the End of the Year
Rate of Compensation Increase	5.00%	5.00%
Ages 40-54 [Member]
Weighted-Average Assumptions at the End of the Year
Rate of Compensation Increase	4.00%	4.00%